SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION
2011 Share Incentive Plan
Melco adopted a share incentive plan in 2011 (the “2011 Share Incentive Plan”), effective on December 7, 2011, which had been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase
Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan was 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. The 2011 Share Incentive Plan would have expired ten years after December 7, 2011.
Melco adopted the 2021 Share Incentive Plan as described below, effective on December 6, 2021 (also the termination date of the 2011 Share Incentive Plan). Upon the termination of the 2011 Share Incentive Plan, no further awards may be granted under the 2011 Share Incentive Plan but the provisions of such plan shall remain in full force and effect in all other respects for any awards granted prior to the date of the termination of such plan.
Share Options
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	2,689,647	$5.93
E xpired	(394,014)	7.15

Outstanding as of December 31, 2024	2,295,633	$5.72	4.43	$—

Fully vested and exercisable as of December 31, 2024	2,295,633	$5.72	4.43	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Proceeds from the exercise of share options	$—	$58	$—

Intrinsic value of share options exercised	$—	$7	$—

As of December 31, 2024, there were no unrecognized compensation costs related to share options under the 2011 Share Incentive Plan.
Restricted Shares
On July 7, 2021, a total of 52,056 restricted shares were granted to employees of an affiliated company, a subsidiary of Melco International, for their services rendered to Melco International, with vesting periods of three months to twelve months. The grant date fair value for these restricted shares, which was determined

with reference to the market closing price of Melco’s ADSs trading on the Nasdaq Global Select Market on the date of grant, were recognized as a deemed distribution to Melco International in respect of share-based compensation against retained earnings over the vesting period. Deemed distributions to Melco International in respect of these restricted shares of $143
a
n
d

$
136

were recognized during the year
s
ended December 31, 2022

a
nd 2021
. During the year ended December 31, 2022, the reimbursement from Melco International of $279 for restricted shares granted to employees of an affiliated company were recognized as an increase in additional paid-in
capital of the Company as deemed contribution from Melco International in respect of these restricted shares, with a corresponding increase in receivable from affiliated companies in the consolidated balance sheet.
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	1,826,838	$6.81
Vested	(1,814,232)	6.81
Forfeited	(12,606)	6.89

Unvested as of December 31, 2024	—	$—

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Grant date fair value of restricted shares vested	$12,359	$28,638	$54,424

As of December 31, 2024, there were no unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan.
2021 Share Incentive Plan
Melco adopted the 2021 Share Incentive Plan, effective on December 6, 2021, which was subsequently amended on June 13, 2024 to bring the plan in line with applicable listing rules in Hong Kong that impact Melco International, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award is
10
years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2021 Share Incentive Plan may be increased from time to time, provided that the maximum aggregate number of Melco’s ordinary shares which may be issued under the 2021 Share Incentive Plan shall not be more than
10
% of the total number of the issued share capital of Melco on the date the plan limit is approved by the shareholders of Melco International in accordance with the applicable listing rules in Hong Kong. As of December 31, 2024, there were 90,868,413 ordinary shares available for grants of various share-based awards under the 2021 Share Incentive Plan.
Share Options
During the years ended December 31, 2024, 2023 and 2022, the exercise prices for share options granted under the 2021 Share Incentive Plan were determined at the market closing prices of Melco’s ADSs trading on the Nasdaq Global Select Market on the dates of grant. These share options became exercisable over vesting periods of one
to three years. The share options granted expire 10 years from the date of grant.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with certain assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco’s ADSs trading on the Nasdaq Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2024	2023	2022
Expected dividend yield	2.50%	2.50%	2.50%
Expected stock price volatility	60.00%	58.67%	51.00%
Risk-free interest rate	4.36%	3.39%	2.69%
Expected term (years)	5.1	5.1	5.1
On March 28, 2022, the compensation committee of Melco approved a proposal to allow for an option exchange program, designed to provide the eligible participants an opportunity to exchange certain outstanding underwater share options for new share options and new restricted shares to be granted, subject to the eligible participants’ consent (the “Option Exchange Program”). The share options eligible for exchange under the Option Exchange Program were those that were granted during the years from 2012 to 2021 under the 2011 Share Incentive Plan, including those unvested, or vested but not exercised or the unexercised share options granted in 2012 but expired in March 2022. The Option Exchange Program became unconditional and effective on April 15, 2022, the date Melco accepted the eligible participants’ consent (the “Modification Date”), with a total of 26,076,978 eligible share options were tendered and surrendered by eligible participants (the “Cancelled Share Options”) and Melco granted an aggregate of 2,486,241 new share options (the “Replacement Share Options”) and 5,912,547 new restricted shares (the “Replacement Restricted Shares”) under the 2021 Share Incentive Plan. The Replacement Share Options and Replacement Restricted Shares have vesting periods of one
to two years.
The Replacement Share Options expire 10 years from April 6, 2022. A total incremental share-based compensation expense resulting from the Option Exchange Program was approximately $3,306, representing the excess of (i) the fair value of certain Replacement Share Options measured using the Black-Scholes valuation model on the Modification Date; and (ii) the fair value of certain Replacement Restricted Shares determined with

reference to the market closing price of Melco’s ADSs trading on the Nasdaq Global Select Market on the Modification Date, over the fair value of the Cancelled Share Options that were granted during 2013 to 2021 immediately before the exchange. The incremental share-based compensation expenses and the unrecognized compensation costs remaining from the Cancelled Share Options are being recognized over the new vesting periods of the Replacement Share Options and Replacement Restricted Shares. The weighted average fair value of the Replacement Share Options at the Modification Date was $0.82.
The fair values of the Replacement Share Options
granted under the 2021 Share Incentive Plan were estimated on the Modification Date using the following weighted average assumptions:

Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4.6
A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	5,451,327	$2.52
Granted	1,815,498	2.52
Forfeited	(76,167)	2.47

Outstanding as of December 31, 2024	7,190,658	$2.52	7.79	$—

Fully vested and expected to vest as of December 31, 2024	7,190,658	$2.52	7.79	$—

Exercisable as of December 31, 2024	4,387,266	$2.49	7.27	$—

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$1.16	$1.82	$0.94

Proceeds from the exercise of share options	$—	$168	$—

Intrinsic value of share options exercised	$—	$120	$—

As of December 31, 2024, there were $1,851 unrecognized compensation costs related to share options under the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 2.03 years.

Restricted Shares
Certain restricted shares were approved by Melco to be granted under the 2021 Share Incentive Plan to the eligible management personnel of the Company in lieu of the 2022 bonus for their services performed during 2022. A total of 4,350,111 restricted shares were granted and vested immediately on April 5, 2023 (the “2022 Bonus Shares”) with the grant date fair value of $12.38 per ADS or $4.13 per share, which was the closing price of Melco’s ADSs trading on the Nasdaq Global Select Market on the date of grant. Based on the estimated bonus amount, share-based compensation expenses of $17,926, of which $680 were capitalized, were recognized for such grant during the year ended December 31, 2022.
Other than the restricted shares granted under the 2022 Bonus Shares as described above, the fair values for restricted shares granted under the 2021 Share Incentive Plan during the years ended December 31, 2024, 2023 and 2022, with vesting periods of generally five months to three years, were determined with reference to the market closing prices of Melco’s ADSs trading on the Nasdaq Global Select Market on the dates of grant or the Modification Date.
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date or Modification Date Fair Value
Unvested as of January 1, 2024	17,087,046	$3.08
Granted	12,478,449	2.49
Vested	(8,879,376)	2.82
Forfeited	(432,252)	2.87

Unvested as of December 31, 2024	20,253,867	$2.83

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$2.49	$4.12	$2.35

Grant date fair value of restricted shares vested	$24,996	$36,732	$12,967

As of December 31, 2024, there were $35,358 unrecognized compensation costs related to restricted shares under the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.81 years.
MRP Share Incentive Plan
MRP adopted a share incentive plan (the “MRP Share Incentive Plan”), effective on June 24, 2013, which was subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase MRP common shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of MRP and its subsidiaries, and the Company and its affiliates. The maximum term of an award is 10 years from the date of grant. The maximum aggregate number of common shares to be available for all awards under the MRP Share Incentive Plan was 442,630,330 shares (before the Reverse Stock Split as disclosed in Note 24) with up to 5% of the issued capital stock of MRP from time to time over 10 years. The MRP Share Incentive Plan expired on June 24, 2023.
Share Options
As of December 31, 2024 and 2023, there were no outstanding share options
and
unrecognized compensation costs
related to share options
under the MRP Share Incentive Plan.
There were no share options granted under the MRP Share Incentive Plan during the years ended December 31,
2023 and 2022 before its expiration or exercised during the years ended December 31, 2024, 2023 and 2022.

Restricted Shares
As of December 31, 2024 and 2023, there were no
unvested restricted shares and
unrecognized compensation costs
related to restricted shares under the MRP Share Incentive Plan.
There were no
restricted shares granted or vested under the MRP Share Incentive Plan before its expiration during the years ended December 31, 2023 and 2022.

Melco International Share Incentive Plan
On September 6, 2019, certain share-based awards under Melco International’s share option scheme adopted on May 30, 2012 and share purchase scheme adopted on October 18, 2007 (the “Melco International Share Incentive Plan”) were granted by Melco International to an employee of the Company.
On April 6, 2022, the board of directors of Melco International announced an option exchange program, to provide the eligible participants an opportunity to exchange certain outstanding underwater share options for new share options and new restricted shares to be granted, subject to the eligible participants’ consent (the “Melco International Option Exchange Program”). The share options eligible for exchange under the Melco International Option Exchange Program were those that were granted during the years from 2016 to 2021 under the Melco International Share Incentive Plan, including those unvested, or vested but not exercised. The Melco International Option Exchange Program became effective on April 6, 2022. A total of 14,200,000 eligible share options granted to an employee of the Company were accepted and surrendered and Melco International granted an aggregate of 4,740,000 new restricted shares under the Melco International Share Incentive Plan (the “Melco International Replacement Restricted Shares”). The Melco International Replacement Restricted Shares have vesting periods of one
to two years. No incremental share-based compensation expense was resulted from the Melco International Option Exchange Program.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of share-based awards under the Melco International Share Incentive Plan to an employee of the Company, to the extent of services received by the Company, are recognized in the accompanying consolidated statements of operations with a corresponding increase in additional paid-in
capital,

representing capital contribution from Melco International. No share-based compensation expenses related to share-based awards under the Melco International Share Incentive Plan were recognized during the years ended December 31, 2024 and 2023.
The share-
based
compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2024	2023	2022
Share-based compensation expenses:

2011 Share Incentive Plan	$1,883	$10,343	$38,823

2021 Share Incentive Plan	26,620	26,092	32,803

Melco International Share Incentive Plan	—	—	2,865

Total share-based compensation expenses	28,503	36,435	74,491

Less: Share-based compensation expenses capitalized in property and equipment	(1,135)	(962)	(2,682)

Share-based compensation expenses recognized in general and administrative expenses	$27,368	$35,473	$71,809